Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Current Assets
Cash and cash equivalents	$ 180,519	$ 194,211
Short-term investments	4,681	703
Notes and accounts receivable, net	58,979	28,854
Inventories	47,110	44,076
Restricted assets-current	19,328	19,322
Prepaid expenses and other current assets	4,559	3,274
Total current assets	315,176	290,440
Long-term investments	133	133
Property and equipment, net	50,469	35,537
Deferred income tax assets, net	610	1,521
Goodwill	68,660	35,467
Intangible assets, net	7,330
Other assets	3,250	3,436
Total assets	445,628	366,534
Current Liabilities
Notes and accounts payable	22,541	14,246
Income tax payable	13,395	17,696
Current portion of long-term payable	270	478
Accrued expenses and other current liabilities	52,081	23,646
Total current liabilities	88,287	56,066
Long-term payable, net of current portion	78	284
Other long-term liabilities	12,765	6,084
Total liabilities	$ 101,130	$ 62,434
Commitments and Contingencies (Note 16)
Shareholders' Equity
Ordinary Shares at US$ 0.01 par value per share Authorized: 500,000 thousand shares Issued and outstanding: 135,622 thousand shares in 2014 and 139,521 thousand shares in 2015	$ 1,395	$ 1,356
Additional paid-in capital	209,243	190,783
Accumulated other comprehensive income	633	2,505
Retained Earnings	133,227	109,456
Total shareholders' equity	344,498	304,100
Total liabilities and shareholders' equity	$ 445,628	$ 366,534